Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/(Accumulated Losses)
Beginning balance at Jun. 30, 2019	$ 481,052	$ 910,405	$ 80,034	$ 17	$ (39,413)		$ (469,991)
Adjustment on adoption of IFRS 16 (net of tax) at Jun. 30, 2019	(827)						(827)
Equity, adjusted opening balance at Jun. 30, 2019	480,225	910,405	80,034	17	(39,413)		(470,818)
Loss for the period	(45,330)						(45,330)
Other comprehensive income/(loss)	(956)			(551)	(405)
Total comprehensive profit/(loss) for the period	(46,286)			(551)	(405)		(45,330)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	49,347	49,347
Transactions with owners in their capacity as owners	49,347	49,347
Transfer of exercised options		695	(695)
Fair value of share-based payments	4,527		4,527
Increase (decrease) in equity	4,527	695	3,832
Ending balance at Mar. 31, 2020	487,813	960,447	83,866	(534)	(39,818)		(516,148)
Beginning balance at Dec. 31, 2019	500,804	959,635	82,140	(628)	(39,458)		(500,885)
Loss for the period	(15,263)						(15,263)
Other comprehensive income/(loss)	(266)			94	(360)
Total comprehensive profit/(loss) for the period	(15,529)			94	(360)		(15,263)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	458	458
Transactions with owners in their capacity as owners	458	458
Transfer of exercised options		354	(354)
Fair value of share-based payments	2,080		2,080
Increase (decrease) in equity	2,080	354	1,726
Ending balance at Mar. 31, 2020	487,813	960,447	83,866	(534)	(39,818)		(516,148)
Beginning balance at Jun. 30, 2020	549,326	1,051,450	85,330	(429)	(38,267)		(548,758)
Loss for the period	(76,751)						(76,751)
Other comprehensive income/(loss)	(1,291)			109	(1,400)
Total comprehensive profit/(loss) for the period	(78,042)			109	(1,400)		(76,751)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	106,261	106,261
Transactions with owners in their capacity as owners	106,261	106,261
Tax credited / (debited) to equity	(24)		(24)
Transfer of exercised options		4,477	(4,477)
Fair value of share-based payments	10,440		10,440
Issuance of warrants	12,969					$ 12,969
Increase (decrease) in equity	23,385	4,477	5,939			12,969
Ending balance at Mar. 31, 2021	600,930	1,162,188	91,269	(320)	(39,667)	12,969	(625,509)
Beginning balance at Dec. 31, 2020	518,731	1,065,539	89,542	(401)	(36,955)		(598,994)
Loss for the period	(26,515)						(26,515)
Other comprehensive income/(loss)	(2,631)			81	(2,712)
Total comprehensive profit/(loss) for the period	(29,146)			81	(2,712)		(26,515)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	96,454	96,454
Transactions with owners in their capacity as owners	96,454	96,454
Tax credited / (debited) to equity	(98)		(98)
Transfer of exercised options		195	(195)
Fair value of share-based payments	2,020		2,020
Issuance of warrants	12,969					12,969
Increase (decrease) in equity	14,891	195	1,727			12,969
Ending balance at Mar. 31, 2021	$ 600,930	$ 1,162,188	$ 91,269	$ (320)	$ (39,667)	$ 12,969	$ (625,509)